Shareholder Report, Average Annual Return (Details) 197671_RMB Mendon Financial Services Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	107 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RMB Mendon Financial Services Fund Class I (without sales charge)
Average Annual Return, Percent	13.12%	12.11%	7.70%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Average Annual Return, Percent	17.15%	13.15%	14.37%
NASDAQ Bank Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Bank Index Total Return
Average Annual Return, Percent	0.35%	6.93%	4.25%